Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	$ (1,107,556)	$ (1,225,581)
Cash held by acting commodity futures brokers administrating open contracts	25,873,811	36,356,986
Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	(1,626,225)	(1,456,914)
Longest maturity date	Mar. 31, 2016	Mar. 31, 2015
Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	518,669	231,333
Longest maturity date	Mar. 31, 2015	Mar. 31, 2014
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	3,648,451	2,823,891
Cash held by acting commodity futures brokers administrating open contracts	38,457,819	46,593,826
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	3,253,461	2,558,637
Longest maturity date	Jun. 30, 2017	Jun. 30, 2016
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	394,990	265,254
Longest maturity date	Mar. 31, 2015	Mar. 31, 2014
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	1,069,079	1,791,720
Cash held by acting commodity futures brokers administrating open contracts	31,907,877	38,407,339
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	1,258,194	1,777,462
Longest maturity date	Mar. 31, 2018	Dec. 31, 2016
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	$ (189,115)	$ 14,258
Longest maturity date	Jun. 30, 2015	Jun. 30, 2014